Related Party Balances and Transactions - Schedule of Loans Received (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Loans received				¥ (195,800)
Hengda Hongyuan [Member]
Related Party Transaction [Line Items]
Loans received	[1]			¥ (195,800)

[1]	Amounts related to transfer financial receivable to related party which only include principal, as discussed in Note 15.